COMMITMENTS AND CONTINGENCIES - Operating lease accounting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Operating lease cost
Amortization of leased assets	$ 710,151
Interest on lease liabilities	1,029,645
Net lease cost	$ 1,739,796
Lease Term and Discount Rate
Weighted-average remaining lease term (years) - Operating leases	23 years 1 month 9 days
Weighted-average discount rate (%) - Operating leases	6.35%
Other information
Cash paid for amount included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 2,719,988	$ 1,592,403	$ 2,017,981
Cash paid for amount included in the measurement of lease liabilities: Right of use assets obtained in exchange for lease obligations	5,252,612	145,795	$ 814,811
Capital commitments	18,186,105
Future minimum payments required under the operating lease
2023	2,225,284
2024	1,704,494
2025	1,790,875
2026	1,987,099
2027	2,296,868
2028 and later	29,877,920
Total minimum lease payments	39,882,540
Less: Amount representing interest	(17,815,625)
Present value of net minimum lease payments	22,066,915
Current portion	1,211,706	726,842
Non-current portion	$ 20,855,209	$ 15,778,063
Minimum
COMMITMENTS AND CONTINGENCIES
Initial term of the lease	3 years
Initial term of some leases	40 years
Renewal term of the lease	1 year
Maximum
COMMITMENTS AND CONTINGENCIES
Initial term of the lease	25 years
Renewal term of the lease	5 years